UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
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                                    FORM N-PX
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                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                               Old Field Fund, LLC

                  Investment Company Act File Number: 811-21946

                                   Registrant
                               Old Field Fund, LLC
                          733 Third Avenue, 11th Floor
                               New York, NY 10017
                                 (212)-532-3651

                                Agent For Service
                                T. J. Modzelewski
                          733 Third Avenue, 11th Floor
                               New York, NY 10017
                                 (212)-532-3651

                        Date of Fiscal Year End: March 31

             Date of Reporting Period: July 1, 2006 to June 30, 2007
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The Registrant did not cast any proxy votes during the reporting period.
Accordingly, there are no proxy votes to report.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Old Field Fund, LLC

/s/ John T. Moore

President

Date:  August 24, 2007